Non-current Assets Held for Sale and Discontinued Operations - Summary of Classification of Assets as Assets Held for Sale and Discontinued Operations (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Equity Investments	$ 10,914,825	$ 414,778	$ 10,855,802
Other Debt Securities		188,947
Property, Plant and Equipment	4,291	4,290	4,289
Total	10,919,116	608,015	10,860,091
Prisma Medios de Pago S.A [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Equity Investments		414,778	374,937
Compania Financiera Argentina S.A [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Equity Investments	10,859,722		10,425,762
Cobranzas y Servicios S.A [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Equity Investments	55,103		55,103
Financial Trust Crecere [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Other Debt Securities		188,947
Real estate [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Property, Plant and Equipment	$ 4,291	$ 4,290	$ 4,289